Related Party Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Gulf Coast Fractionators LP [Member]
Related Party Transaction [Line Items]
Revenues from transactions with related party	$ 0.5	$ 0.8	$ 0.4
Costs and expenses from transactions with related party	5.8	$ 7.6	$ 6.3
SAJET Resources LLC [Member]
Related Party Transaction [Line Items]
Amount charged to related parties for service.	1.1
T2 Eagle Ford [Member]
Related Party Transaction [Line Items]
Costs and expenses from transactions with related party	2.8
T2 LaSalle [Member]
Related Party Transaction [Line Items]
Costs and expenses from transactions with related party	1.1
Tesla Resources LLC [Member]
Related Party Transaction [Line Items]
Amount charged to related parties for service.	0.2
Targa Resources Partners LP [Member] | T2 Eagle Ford [Member]
Related Party Transaction [Line Items]
Payable to related party	$ 1.8